PIA MBS Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 87.8%	Par	Value
Commercial Mortgage-Backed Securities - 0.3%
BX Trust, Series 2021-RISE, Class B, 5.68% (1 mo. Term SOFR + 1.36%), 11/15/2036 (a)	$371,945	$370,108

U.S. Government Securities - 87.5%(b)
FHLMC
Pool G04832, 5.00%, 10/01/2038	47,400	48,044
Pool G08741, 3.00%, 01/01/2047	267,465	237,836
Pool QD0505, 2.50%, 11/01/2051	1,428,064	1,193,323
Pool QD2700, 2.50%, 12/01/2051	1,288,030	1,080,685
Pool QD3120, 3.00%, 12/01/2051	1,384,781	1,208,500
Pool QD7063, 2.50%, 02/01/2052	718,542	603,021
Pool QD7338, 2.00%, 02/01/2052	1,270,188	1,018,706
Pool QF6264, 2.50%, 01/01/2053	291,083	243,709
Pool RA5559, 2.50%, 07/01/2051	1,820,684	1,521,433
Pool RA6012, 3.00%, 10/01/2051	1,414,997	1,232,696
Pool RA6528, 2.50%, 02/01/2052	1,793,100	1,498,532
Pool SD1285, 3.50%, 06/01/2052	1,439,034	1,304,843
Pool SD1287, 3.50%, 06/01/2052	1,425,111	1,291,517
Pool SD3275, 5.50%, 07/01/2053	1,723,733	1,729,069
Pool SD6764, 5.00%, 11/01/2054	1,990,048	1,958,128
Pool SD8172, 2.00%, 10/01/2051	1,796,628	1,441,077
Pool SD8193, 2.00%, 02/01/2052	1,680,700	1,346,259
Pool SD8194, 2.50%, 02/01/2052	1,233,720	1,031,316
Pool SD8199, 2.00%, 03/01/2052	1,278,292	1,021,951
Pool SD8204, 2.00%, 04/01/2052	1,723,163	1,378,771
Pool SD8214, 3.50%, 05/01/2052	1,675,750	1,520,733
Pool SD8275, 4.50%, 12/01/2052	1,308,517	1,261,315
Pool SD8284, 3.00%, 01/01/2053	2,374,147	2,068,188
Pool SD8312, 2.50%, 01/01/2053	1,067,065	894,511
Pool SD8336, 3.50%, 04/01/2053	1,859,843	1,686,171
Pool SD8341, 5.00%, 07/01/2053	1,854,358	1,825,914
Pool SD8383, 5.50%, 12/01/2053	1,820,599	1,829,708
Pool SD8406, 4.00%, 01/01/2054	1,984,762	1,859,658
Pool SD8428, 4.00%, 05/01/2054	1,419,686	1,330,197
Pool SD8513, 4.50%, 03/01/2055	1,999,802	1,926,626
FNMA
Pool AU3363, 3.00%, 08/01/2043	367,820	332,394
Pool AZ0504, 3.00%, 06/01/2045	480,406	429,977
Pool BM4135, 4.50%, 05/01/2048	323,309	316,984
Pool BU7884, 2.50%, 01/01/2052	1,503,542	1,261,355
Pool BV2451, 3.00%, 06/01/2052	1,877,570	1,636,022
Pool BV5577, 2.50%, 05/01/2052	1,817,039	1,523,316
Pool BW1298, 5.50%, 11/01/2052	1,544,117	1,557,008
Pool BW9886, 4.50%, 10/01/2052	1,744,521	1,681,655
Pool CB0381, 2.00%, 05/01/2051	1,864,345	1,489,412
Pool FM7827, 3.00%, 12/01/2050	1,009,317	890,884
Pool FM8407, 3.00%, 08/01/2051	1,135,653	997,304
Pool FM9646, 2.00%, 11/01/2051	1,158,392	925,407
Pool FS5387, 2.50%, 05/01/2052	1,894,176	1,582,803
Pool MA2670, 3.00%, 07/01/2046	319,953	285,218
Pool MA3415, 4.00%, 07/01/2048	121,497	115,669
Pool MA4547, 2.00%, 02/01/2052	1,699,460	1,360,782
Pool MA4548, 2.50%, 02/01/2052	1,639,670	1,374,736
Pool MA4563, 2.50%, 03/01/2052	1,584,672	1,324,679
Pool MA4577, 2.00%, 04/01/2052	1,495,501	1,196,595
Pool MA4578, 2.50%, 04/01/2052	1,690,653	1,414,281
Pool MA4579, 3.00%, 04/01/2052	1,664,420	1,452,871
Pool MA4654, 3.50%, 07/01/2052	1,422,022	1,290,475
Pool MA4732, 4.00%, 09/01/2052	1,312,240	1,231,506
Pool MA4783, 4.00%, 10/01/2052	1,303,059	1,222,823
Pool MA4867, 4.50%, 01/01/2053	1,839,493	1,774,115
Pool MA4940, 5.00%, 03/01/2053	1,770,458	1,744,954
Pool MA5037, 4.50%, 06/01/2053	1,819,813	1,753,957
Pool MA5441, 4.00%, 08/01/2054	2,000,002	1,873,931
Pool MA5645, 5.00%, 03/01/2055	2,000,000	1,967,486
GNMA
Pool 726311, 5.00%, 09/15/2039	110,316	110,164
Pool AW1730, 3.00%, 05/15/2047	750,515	670,945
Pool AZ5554, 3.00%, 08/15/2047	318,288	285,633
Pool MA6089, 3.00%, 08/20/2049	133,572	119,733
Pool MA6153, 3.00%, 09/20/2049	348,697	312,419
Pool MA6338, 3.00%, 12/20/2049	367,942	329,207
Pool MA7826, 2.00%, 01/20/2052	1,594,015	1,309,081
Pool MA7827, 2.50%, 01/20/2052	1,568,568	1,344,638
Pool MA7880, 2.00%, 02/20/2052	1,741,312	1,430,023
Pool MA7936, 2.50%, 03/20/2052	1,187,086	1,017,614
Pool MA7987, 2.50%, 04/20/2052	1,714,217	1,469,487
Pool MA8044, 3.50%, 05/20/2052	1,451,681	1,334,857
Pool MA8099, 3.50%, 06/20/2052	1,637,347	1,504,655
Pool MA8147, 2.50%, 07/20/2052	1,675,761	1,436,610
Pool MA8266, 3.50%, 09/20/2052	1,391,998	1,276,635
Pool MA8267, 4.00%, 09/20/2052	1,739,592	1,640,936
Pool MA9538, 4.00%, 03/20/2054	1,977,210	1,867,448
Pool MA9723, 4.50%, 06/20/2054	1,477,751	1,427,731
		93,488,852
TOTAL MORTGAGE-BACKED SECURITIES (Cost $99,445,249)		93,858,960

ASSET-BACKED SECURITIES - 3.1%
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 07/15/2060 (a)	1,349,178	1,328,496
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00%, 09/17/2041 (a)	1,500,000	1,437,516
SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/2028 (a)	500,000	505,136
TOTAL ASSET-BACKED SECURITIES (Cost $3,270,356)		3,271,148

SHORT-TERM INVESTMENTS - 8.9%
Money Market Funds - 0.7%	Shares
Fidelity Government Portfolio - Class Institutional, 4.24% (c)	787,709	787,709

U.S. Treasury Bills - 8.2%	Par
4.34%, 04/08/2025 (d)	$3,800,000	3,783,974
4.24%, 05/27/2025 (d)	5,000,000	4,950,682
		8,734,656
TOTAL SHORT-TERM INVESTMENTS (Cost $9,519,979)		9,522,365

TOTAL INVESTMENTS - 99.8% (Cost $112,235,584)		106,652,473
Other Assets in Excess of Liabilities - 0.2%		249,073
TOTAL NET ASSETS - 100.0%		$106,901,546

Percentages are stated as a percent of net assets.

FHLMC - Federal Home Loan Mortgage Corporation FNMA – Federal National Mortgage Association GNMA - Government National Mortgage

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $3,641,256 or 3.4% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(d)	The rate shown is the annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

PIA MBS Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$–	$93,858,960	$–	$93,858,960
Asset-Backed Securities	–	3,271,148	–	3,271,148
Money Market Funds	787,709	–	–	787,709
U.S. Treasury Bills	–	8,734,656	–	8,734,656
Total Investments	$787,709	$105,864,764	$–	$106,652,473